Effective Income Tax Reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Line Items]
Profit (Loss) before income tax		$ (1,045)	$ (1,507)	$ 2,033
Tax calculated at domestic rates applicable to profits in the respective jurisdictions		(121)	(174)	261
Income not subject to tax	[1]	(365)	(247)	(966)
Expenses not deductible for tax purposes	[1],[2]	332	271	603
Amortization of pre-opening expenses previously not recognized		(2)	(2)	(1)
Origination and reversal of temporary difference, net		0	5	4
Tax losses for which no deferred income tax assets were recognized		154	158	95
Lump sum in lieu of Macao complementary tax of dividends		5	5	5
Other		0	0	(1)
Income tax expense (benefit)		$ 3	$ 16	$ 0

[1]	During the three years ended December 31, 2021, VML was exempt from Macao complementary tax on its gaming activities (see also Note 8(a)). In addition, lease/right-of-use income recorded in VML, Venetian Cotai Limited (“VCL”) and Venetian Orient Limited (“VOL”) were subject to property tax (Note (ii)), and should, therefore, also be excluded from Macao complementary tax calculations. Accordingly, casino revenues and lease/right-of-use income and their corresponding expenses incurred were presented as “Income not subject to tax” and “Expenses not deductible for tax purposes”, respectively, in the calculations above. Additionally, for the years ended December 31, 2019 and 2020, the Company received dividend income from a subsidiary. The dividend income is not subject to Hong Kong profits tax.
[2]	Lease/right-of-use income recorded in VML, VCL and VOL are exempt from property tax for the first four and six years for the newly constructed buildings in Macao and on Cotai, respectively, pursuant to Article 9(1)(a) of Lei no. 19/78/M. If the buildings in Macao and on Cotai also qualify for Tourism Utility Status, the property tax exemption can be extended by another four and six years, respectively, pursuant to Article 15(a) of Lei no. 81/89/M. The exemption for Sands Macao expired in August 2012, for The Venetian Macao in August 2019, with exception of its casino area which expired in August 2013, and for The Plaza Macao in August 2020. The exemptions for The Londoner Macao and The Parisian Macao will be expiring in December 2027 and September 2028, respectively. Regarding The Grand Suites at Four Seasons, under the initial exemption, it has an exemption with expiration date of April 2019. The Group is currently working on obtaining the second exemption for The Grand Suites at Four Seasons.